RELATED PARTY TRANSACTIONS (Schedule of Transactions with Related Parties) (Details) In Thousands, unless otherwise specified				12 Months Ended											12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Subsidiary of minority shareholder of Shenyang K-12 [Member] CNY	Dec. 31, 2014 Subsidiary of minority shareholder of Shenyang K-12 [Member] Borrowing [Member] CNY	Dec. 31, 2013 Subsidiary of minority shareholder of Shenyang K-12 [Member] Borrowing [Member] CNY		Dec. 31, 2012 Subsidiary of minority shareholder of Shenyang K-12 [Member] Borrowing [Member] CNY		Dec. 31, 2014 General Manager of College Segment-Gao Shoubai [Member] CNY	Dec. 31, 2014 General Manager of College Segment-Gao Shoubai [Member] Borrowing [Member] CNY	Dec. 31, 2013 General Manager of College Segment-Gao Shoubai [Member] Borrowing [Member] CNY		Dec. 31, 2012 General Manager of College Segment-Gao Shoubai [Member] Borrowing [Member] CNY	Dec. 31, 2014 Vice President - Xie Xuejun [Member] Borrowing [Member] CNY		Dec. 31, 2013 Vice President - Xie Xuejun [Member] Borrowing [Member] CNY		Dec. 31, 2012 Vice President - Xie Xuejun [Member] Borrowing [Member] CNY	Dec. 31, 2014 Vice President - Xie Xuejun [Member] Loans receivable [Member] CNY		Dec. 31, 2013 Vice President - Xie Xuejun [Member] Loans receivable [Member] CNY	Dec. 31, 2012 Vice President - Xie Xuejun [Member] Loans receivable [Member] CNY	Dec. 31, 2014 General Manager of Beijing SIWA Century Zhisheng Education Technology Co., Ltd. -Bu Lixiang [Member] Borrowing [Member] CNY		Dec. 31, 2013 General Manager of Beijing SIWA Century Zhisheng Education Technology Co., Ltd. -Bu Lixiang [Member] Borrowing [Member] CNY	Dec. 31, 2012 General Manager of Beijing SIWA Century Zhisheng Education Technology Co., Ltd. -Bu Lixiang [Member] Borrowing [Member] CNY	Dec. 31, 2014 General Manager of Beijing SIWA Century Zhisheng Education Technology Co., Ltd. -Bu Lixiang [Member] Loans receivable [Member] CNY	Dec. 31, 2013 General Manager of Beijing SIWA Century Zhisheng Education Technology Co., Ltd. -Bu Lixiang [Member] Loans receivable [Member] CNY	Dec. 31, 2012 General Manager of Beijing SIWA Century Zhisheng Education Technology Co., Ltd. -Bu Lixiang [Member] Loans receivable [Member] CNY	Dec. 31, 2014 Others [Member] CNY	Dec. 31, 2013 Others [Member] CNY	Dec. 31, 2012 Others [Member] CNY
RELATED PARTY TRANSACTIONS [Line Items]
Short-term borrowings	$ 6,388	39,633	92,430								[1]	3,960	[1]	[1]
Transactions amount					[2]	1,100	[2]	1,100	[2]						500	[3]	850	[3]	[3]	2,770	[4]	[4]	[4]	3,143	[3]	[3]	[3]	10				5	514
Interest bearing borrowings										2,000
Noninterest bearing borrowings										1,960
Interest rate (as a percent)										24.00%

[1]	Due to the shortage of working capital, the Company borrowed funds from management personnel Gao Shoubai. The borrowing of RMB 2,000 from Gao Shoubai was with a maturity date on February 7, 2014 and noninterest bearing; RMB 1,960 was with a maturity date on December 8, 2013 and bearing interest at 24% per annum.
[2]	Borrowing from subsidiary of minority shareholder of Shenyang K-12 was RMB nil as of December 31, 2014 which was due to the minority shareholder of Shenyang K-12 was no longer related party of the Group.
[3]	The borrowings were from management for operation purpose.
[4]	The loans were made to management for operation purpose. They were repaid in March 2015.